Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
First site initiation visit [Member]
Milestone Event		First site initiation visit
Percent Milestone Fees		10.00%
Amount		$ 303,005
First patient in [Member]
Milestone Event		First patient in
Percent Milestone Fees		10.00%
Amount		$ 303,005
30% patients randomized [Member]
Milestone Event	30% patients randomized	30% patients randomized
Percent Milestone Fees	10.00%	10.00%
Amount	$ 297,634	$ 303,005
50% sites initiated [Member]
Milestone Event	50% sites initiated	50% sites initiated
Percent Milestone Fees	10.00%	10.00%
Amount	$ 297,634	$ 303,005
60% patients randomized [Member]
Milestone Event	60% patients randomized	60% patients randomized
Percent Milestone Fees	10.00%	10.00%
Amount	$ 297,634	$ 303,005
100% sites initiated [Member]
Milestone Event	100% sites initiated	100% sites initiated
Percent Milestone Fees	10.00%	10.00%
Amount	$ 297,634	$ 303,005
100% of patients randomized [Member]
Milestone Event	100% of patients randomized	100% of patients randomized
Percent Milestone Fees	10.00%	10.00%
Amount	$ 297,634	$ 303,005
90% of case report form pages monitored [Member]
Milestone Event	90% of case report form pages monitored	90% of case report form pages monitored
Percent Milestone Fees	5.00%	5.00%
Amount	$ 148,817	$ 15,503
PE analysis [Member]
Milestone Event	PE analysis	PE analysis
Percent Milestone Fees	5.00%	5.00%
Amount	$ 148,817	$ 15,503
Database is locked [Member]
Milestone Event	Database is locked	Database is locked
Percent Milestone Fees	10.00%	10.00%
Amount	$ 297,634	$ 303,005